Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Schedule of components of financial liabilities other than hedging derivatives
The following is a breakdown of Grupo Santander's financial liabilities, other than the balances corresponding to the Derivatives - hedge accounting heading, as of 30 June 2022 and 31 December 2021, presented by nature and categories for valuation purposes:

	EUR million
	30-06-2022			31-12-2021
	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost	Financial liabilities held for trading	Financial liabilities designated at fair value through profit or loss	Financial liabilities at amortised cost
Derivatives	67,152			53,566
Short Positions	18,595			12,236
Deposits	28,659	35,226	1,132,036	13,667	27,279	1,078,587
Central banks	3,249	1,909	140,872	1,038	607	139,757
Credit institutions	11,611	1,854	62,639	6,488	1,064	52,235
Customer	13,799	31,463	928,525	6,141	25,608	886,595
Debt instruments	—	5,597	255,049	—	5,454	240,709
Other financial liabilities	—	—	40,636	—	—	29,873
Total	114,406	40,823	1,427,721	79,469	32,733	1,349,169

Disclosure of composition and reconciliation of debt instruments
The detail of the balance of debt instruments issued according to their nature is:

	EUR million
	30-06-2022	31-12-2021
Bonds and debentures outstanding	204,623	194,362
Subordinated	25,833	25,938
Promissory notes and other securities	30,190	25,863
Total debt instruments issued	260,646	246,163
The detail, at 30 June 2022 and 2021, of the outstanding balance of the debt instruments, excluding promissory notes, which at these dates had been issued by Banco Santander or any other Group entity is disclosed below. Also included is the detail of the changes in this balance in the first six months of 2022 and 2021:

	EUR million
	30-06-2022
	Opening balance at 01-01-22	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-22
Bonds and debentures outstanding	194,362	—	33,800	(27,376)	3,837	204,623
Subordinated	25,938	—	113	(853)	635	25,833
Bonds and debentures outstanding and subordinated liabilities issued	220,300	—	33,913	(28,229)	4,472	230,456

	EUR million
	30-06-2021
	Opening balance at 01-01-21	Perimeter	Issuances or placements	Repurchases or redemptions	Exchange rate and other adjustments	Closing balance at 30-06-21
Bonds and debentures outstanding	191,577	—	33,415	(32,496)	2,364	194,860
Subordinated	21,686	—	1,578	—	119	23,383
Bonds and debentures outstanding and subordinated liabilities issued	213,263	—	34,993	(32,496)	2,483	218,243

Schedule of financial liabilities measured at other than fair value
Following is a comparison between the value by which Grupo Santander’s financial liabilities are recorded that are measured using criteria other than fair value and their corresponding fair value at 30 June 2022 and 31 December 2021:

	EUR million
	30-06-2022		31-12-2021
	Carrying amount	Fair value	Carrying amount	Fair value
Deposits	1,132,036	1,129,103	1,078,587	1,076,876
Debt instruments	255,049	248,583	240,709	246,697
Liabilities	1,387,085	1,377,686	1,319,296	1,323,573